EQUITY - Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
EQUITY
Net income (loss) for the year	$ 473,166	$ (326,701)
Weighted average number of common shares outstanding - basic	236,934,000	233,251,000
Add: Dilutive impact of common shares related to the RSU plan, PSU plan and LTIP	805,000
Add: Dilutive impact of employee stock options	491,000
Weighted average number of common shares outstanding - diluted	238,230,000	233,251,000
Net income (loss) per share - basic	$ 2.00	$ (1.40)
Net income (loss) per share - diluted	$ 1.99	$ (1.40)
Anti-dilutive employee stock options	3,750